Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 3,695,687	$ 1,192,218
Accounts receivable, net of allowance for doubtful accounts	10,004,951	22,661,594
Other receivables and prepayment	27,071,241	2,749,000
Amounts due from related parties	200,682	4,935,698
Total current assets	40,972,561	31,538,510
Non-current assets:
Property and equipment, net	588,881	898,007
Intangible assets, net	47,299,120	52,763,998
Goodwill	11,728,600	11,728,600
Right-of-use assets	670,604
Other receivables, net (long term)	16,636,403	150,286
Total non-current assets	76,923,608	65,540,891
TOTAL ASSETS	117,896,169	97,079,401
Current liabilities:
Accounts payable	4,314,162	758,386
Accrued liabilities and other payables	23,697,143	28,239,477
Deferred revenue	2,067,357	1,286,635
Tax payable		71,358
Lease liabilities - current portion	431,995
Amounts due to related parties	177,102	3,378,031
Total current liabilities	30,687,759	33,733,887
Non-current liabilities:
Lease liabilities - non-current portion	296,481
Accrued liabilities and other payables	32,938,926	244,755
Total non- current liabilities	33,235,407	244,755
TOTAL LIABILITIES	63,923,166	33,978,642
Commitments and contingencies
Share capital
Preferred stock, $0.01 par value; 22,794,872 shares authorized, issued and outstanding at December 31, 2019; 1,000,000 shares authorized, issued and outstanding at December 31, 2018	227,949	10,000
Common stock, $0.01 par value; 500,000,000 shares authorized; 209,081,533 shares issued and outstanding at December 31, 2019; Common stock, $0.01 par value; 250,000,000 shares authorized; 199,317,558 shares issued and outstanding at December 31, 2018;	2,090,816	1,993,176
Additional paid-in capital	124,092,191	102,125,814
Accumulated deficit	(73,376,872)	(41,863,694)
Accumulated other comprehensive income	1,372,074	835,463
Total equity attributable to owners of the company	54,406,158	63,100,759
Non-controlling interest	(433,155)
Total Shareholders' Equity	53,973,003	63,100,759
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 117,896,169	$ 97,079,401